Assets and liabilities held for sale - Narrative (Details) $ in Millions			1 Months Ended	3 Months Ended			6 Months Ended
	Jul. 02, 2025 CAD ($)	Jun. 30, 2025 CAD ($) radio_station	Apr. 30, 2025 CAD ($) advertising_display	Sep. 30, 2025 CAD ($)	Jun. 30, 2025 CAD ($) radio_station	Jun. 30, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Jun. 30, 2025 CAD ($) radio_station	Jun. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Oct. 04, 2024 advertising_display
Disclosure of analysis of single amount of discontinued operations [line items]
Number of advertising displays to be disposed | advertising_display			669
Operations					$ (1)	$ 6		$ (1)	$ 21
Bell Media radio stations
Disclosure of analysis of single amount of discontinued operations [line items]
Number of radio stations held for sale | radio_station		45			45			45
Proceeds from sale of operations		$ 41
Gain (loss) on sale		(8)
Bell Media radio stations | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of operations							$ 53
Gain (loss) on sale							4
MSLE | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on sale				$ 5,200
Tax expense (income) relating to gain (loss) on discontinuance				$ 500
MSLE | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of operations	$ 4,700
Assets and liabilities classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue					$ 17	17		$ 33	35
Assets and liabilities classified as held for sale | Bell Media radio stations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue					3	10		9	17
Assets and liabilities classified as held for sale | MSLE
Disclosure of analysis of single amount of discontinued operations [line items]
Total liabilities		$ 493			$ 493			$ 493		$ 493
Operations						$ 7			$ 25
Assets and liabilities classified as held for sale | OUTEDGE advertising displays
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on sale			$ 4
Number of advertising displays to be disposed | advertising_display											669
Estimated proceeds from disposition of advertising displays			$ 14
Assets and liabilities classified as held for sale | Home security and monitored alarm assets | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of operations							90
Additional proceeds from disposal of non-current assets to be received upon contingent consideration							$ 80